DESCRIPTION OF BUSINESS (Details)	3 Months Ended			12 Months Ended
	Sep. 30, 2010 Comstar-UTS	Dec. 31, 2009 Comstar-UTS	Oct. 31, 2009 Comstar-UTS	Dec. 31, 2010 Comstar UTS merger into MTS
Business Acquisition
Percentage of ownership interest acquired (as a percent)	9.00%	61.97%	50.91%
Cumulative ownership interest (as a percent)	70.97%
Number of remaining shares held by non-controlling interest shareholders (in shares)				98,853,996
Exchange ratio (in shares)				0.825
Increase in charter capital (in shares)				73,087,006
Charter capital (in shares)				2,066,413,144